RENN Fund, Inc.

Consolidated Schedule of Investments

As of September 30, 2024 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 26.74%
92,578	Fidelity Government Cash Reserves Portfolio - Institutional Class, 4.63%	$92,578	$92,578
4,488,793	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 4.83%	4,488,793	4,488,793
	Total Money Market Funds	4,581,371	4,581,371

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	540,225	-
	Total Convertible Bonds	540,225	-

	COMMON EQUITIES – 72.24%
	Accomodations – 0.32%
2,000	Civeo Corp.	54,150	54,800

	Asset Management – 0.20%
973	Associated Capital Group, Inc. - Class A	40,594	34,464

	Communication Services – 0.01%
100	IG Port, Inc.(4)	1,229	1,441

	Financial Services – 0.04%
500	DigitalBridge Group, Inc.	7,250	7,065
2	White Mountains Insurance Group, Inc.	3,456	3,392
		10,706	10,457

	Hospitality – 0.84%
7,300	Carnival Corp.(2)	104,635	134,904
50	Royal Caribbean Ltd.	2,940	8,868
		107,575	143,772

	Metal Mining – 3.50%
580	Franco-Nevada Corp.	83,192	72,065
18,858	Mesabi Trust	517,197	427,134
1,640	Wheaton Precious Metals Corp.	68,954	100,171
		669,343	599,370

	Medicinal Chemicals and Botanical Products – 14.77%
77,228	FitLife Brands, Inc.(2)	9,131,688	2,528,445

	Oil and Gas – 37.92%
1,400	Liberty Energy, Inc.	27,247	26,726
21,448	Landbridge Company LLC(2)	368,273	839,046
19,315	Permian Basin Royalty Trust	299,138	229,655
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
16,302	PrairieSky Royalty Ltd.(4)	207,008	331,343
100	Sabine Royalty Trust	8,002	6,177
5,724	Texas Pacific Land Corp.	1,079,738	5,064,252
		2,090,462	6,497,199

	Other Financial Investment Activities – 1.93%
76,000	Urbana Corp.(4)	271,870	304,000
6,700	Urbana Corp. Class A(4)	22,434	26,354
		294,304	330,354

	Securities and Commodity Exchanges – 1.13%
720	Bakkt Holdings, Inc.(2)	16,978	6,890
0	CNSX Markets, Inc.(2)(3)(4)	13,502	13,619
240	Intercontinental Exchange, Inc.(4)	30,806	38,554
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	134,260
		166,286	193,323

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 2.41%
7,290	Grayscale Bitcoin Mini Trust(2)	30,362	41,043
4	Grayscale Ethereum Classic Trust(2)	46	32
7,282	Grayscale Bitcoin Trust(2)	249,806	367,741
114	iShares Bitcoin Trust(2)	4,037	4,119
4	iShares Silver Trust ETF(2)	111	114
		284,362	413,049

	Live Sports (Spectator Sports) – 1.63%
5,091	Big League Advance, LLC.(1)(2)(3)	280,000	280,005

	Surgical & Medical Instruments & Apparatus – 4.45%
615,000	Apyx Medical Corp.(2)	1,470,958	762,600

	Technology Services – 3.09%
1,048	CACI International, Inc. – Class A. (2)	296,486	528,779

	Total Common Equities	14,898,143	12,378,058

	OPEN ENDED MUTUAL FUNDS – 0.14%
824	Kinetics Spin-Off and Corporate Restructuring Fund(6)	13,168	23,723
	Total Open Ended Mutual Funds	13,168	23,723

	PREFERRED STOCKS – 1.08%
30,966	Diamond Standard, Inc.(1)(2)(3)	185,798	185,798
	Total Preferred Stocks	185,798	185,798

	WARRANTS – 0.03%
	Diamond Standard, Inc., Exercise Price: $9.00,
837	Expiration Date: January 15, 2026(1)(2)(3)	-	-
	Miami International Holdings, Inc., Exercise Price: $7.50,
2,132	Expiration Date: March 31, 2026(1)(2)(3)	-	5,287
	Total Warrants	-	5,287

	TOTAL INVESTMENTS – 100.23%	$20,218,705	$17,174,237
	LIABILITIES LESS OTHER ASSETS – -0.23%		(40,089)
	NET ASSETS - 100.00%		$17,134,148

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – 0.05%
	EXCHANGE TRADED FUNDS – 0.05%
(473)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(4,520)	(2,526)
(101)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF	(4,266)	(2,666)
(311)	Direxion Daily S&P Biotech Bear 3X Shares ETF	(2,287)	(1,816)
(13)	ProShares Ultra VIX Short-Term Futures ETF(2)	(981)	(324)
(2)	ProShares Ultra Silver Class ETF(2)	(83)	(81)
(11)	ProShares UltraShort ETF(2)	(113)	(105)
(6)	ProShares UltraShort Bloomberg Natural Gas ETF(2)	(241)	(331)
(19)	ProShares VIX Short-Term Futures ETF(2)	(498)	(233)
	Total Exchange Traded Funds	(12,989)	(8,082)

	EXCHANGE TRADED NOTES – 0.00%
(15)	iPath Series B S&P VIX Short-Term Futures ETN(2)	$(1,296)	$(744)
	Total Exchange Traded Notes	(1,296)	(744)

	TOTAL SECURITIES SOLD SHORT – 0.05%	$(14,285)	$(8,826)

(1)	See Annual Report Note 5 - Fair Value Measurements.
(2)	Non-Income Producing.
(3)	Big League Advance, LLC., CNSX Markets, Inc., Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.
(4)	Foreign security denominated in U.S. Dollars.
(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.
(6)	Affiliated security, given that the security is managed by the same Investment Advisor as the Fund.

See accompanying Consolidated Notes to Financial Statements.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024 (Unaudited)

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2024, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

							Dividends and Distributions
Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Capital Gains	Income
Kinetics Spin-off and Corporate
Restructuring Fund	$15,293	$-	$-	$-	$8,430	$23,723	$-	$-

Total	$15,293	$-	$-	$-	$8,430	$23,723	$-	$-

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
Kinetics Spin-off and Corporate
Restructuring Fund	824	-	-	-	824
Total	824	-	-	-	824